CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Income from continuing operations	$ 548	$ 459
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	191	170
Deferred income taxes	45	(33)
Equity income in unconsolidated affiliates	(10)	(19)
Other, net	64	16
Change in operating assets and liabilities, net of acquisitions:
Receivables	(325)	230
Inventories	(101)	(27)
Costs in excess of billings	20	(108)
Prepaid and other current assets	(133)	135
Accounts payable	67	(3)
Billings in excess of costs	307	(97)
Income taxes payable	(79)	57
Other assets/liabilities, net	(109)	(294)
Net cash provided by continuing operating activities	485	486
Discontinued operations	3	20
Net cash provided by operating activities	488	506
Cash flows from investing activities:
Purchases of property, plant and equipment	(125)	(149)
Business acquisitions, net of cash acquired	(2)	(2,375)
Other	7	8
Net cash used in continuing investing activities	(120)	(2,516)
Discontinued operations	(6)	(19)
Net cash used in investing activities	(126)	(2,535)
Cash flows from financing activities:
Borrowings against lines of credit and other debt		1,386
Repayments on debt	(1)	(186)
Cash dividends paid	(111)	(56)
Proceeds from stock options exercised	5	5
Other	2	13
Net cash provided by (used in) continuing financing activities	(105)	1,162
Discontinued operations
Net cash provided by (used in) financing activities	(105)	1,162
Effect of exchange rates on cash	(5)	(11)
Increase (decrease) in cash and cash equivalents	252	(878)
Cash and cash equivalents, beginning of period	3,436	3,319
Cash and cash equivalents, end of period	3,688	2,441
Cash payments during the period for:
Interest	7	7
Income taxes	$ 296	$ 152